Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 746,000.00
Previously Paid Amount	0.00
Total Fee Amount	114.21
Total Offset Amount	0.00
Net Fee	114.21
Narrative - Max Aggregate Offering Price	$ 746,000.00
Final Prospectus	true